Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy of the Valuation Techniques - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities	$ 6,029,480	$ 595	$ 2,443,593
Assets:
Forward share purchase liability			13,491,606
Warrant liabilities	$ 4,281,454		4,548
Total			13,496,154
Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities		595	2,443,593
Assets:
Forward share purchase liability
Warrant liabilities
Total
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities
Assets:
Forward share purchase liability
Warrant liabilities
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Fair Value Hierarchy of the Valuation Techniques [Line Items]
Marketable equity securities
Assets:
Forward share purchase liability			13,491,606
Warrant liabilities			4,548
Total			$ 13,496,154